Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties		$ 2,172,638	$ 14,508,873
Guardforce TH Group Company Limited [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]	1,804	894
Guardforce AI Technology Limited [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		423
Guardforce AI Service Limited [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		423
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[2]		7,312,883
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[3]	2,160,000	7,020,000
Nanjing Zhongzhi Yonghao Robot Co., Ltd. [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		7,297
Nanchang Zongkun Intelligent Technology Co., Ltd. [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		7,310
Sichuan Qiantu Guardforce Robot Technology Co., Ltd. [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		3,777
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd. [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		144,737
CSF Mingda Technology Co., Ltd [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]	$ 10,834	$ 11,129

[1]	Amounts due from these related parties represent business advances for operational purposes. On May 25, 2023 and December 27, 2023, the Company, Mr. Tu and these related parties agreed to offset certain receivable and payable balances.
[2]	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited (“CIOT”) comprised of $2,382,592 representing prepayments for the purchase of robots from CIOT, $2,773,560 receivables in connection with the robots returned to CIOT and $481,375 expense paid on behalf of CIOT. On December 31, 2023, the Company made a full allowance for doubtful debts of $5,637,527 on the amount due from CIOT.
[3]

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%) at $2.00 per share. During the year ended December 31, 2022, the Company fully paid the purchase considerations. Cash amount of $2,160,000 was paid and 9,720,000 restricted ordinary shares of the Company were issued. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares. The restricted ordinary shares issued were valued at $0.50 per share, as a result of the 2023 share consolidation, the value became $20 per share, based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei was agreed to be refunded and the shares issued to Shenzhen Kewei were agreed to be returned within 90 days of the signing of the termination agreement. On February 13, 2023, after the 2023 share consolidation, 243,000 restricted ordinary shares amounting to $4,860,000 were returned to and cancelled by the Company.